DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details) $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) gal	Dec. 31, 2024 USD ($) gal
DERIVATIVE FINANCIAL INSTRUMENTS
Premiums realized on written foreign exchange call options	$ (968)	$ (1,735)
Unrealized (gain) loss on warrants	(111,203)	(20,383)
Realized loss on currency and commodity derivatives	15,796	35,541
Unrealized (gain) loss on currency and commodity derivatives	(127,585)	142,396
(Gain) loss on derivative financial instruments	$ (223,960)	$ 155,819
Heating Oil Commodity Derivative
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial instruments outstanding (in volume) | gal	16.0	28.0